Consolidating Financial Information of Guarantors and Issuers Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 25, 2018	Dec. 31, 2017	Mar. 26, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 42,888	$ 166,245	$ 34,242	$ 122,716	$ 119,557	$ 131,840
Receivables	30,795	37,722	28,585	35,414
Inventories	40,303	29,719	37,938	26,276
Other current assets	39,998	13,297	30,469	11,270
Total current assets	153,984	246,983	131,234	195,676
Property and Equipment, net	1,621,099	1,585,772	1,588,648	1,539,220
Investment in Park	0	0	0	0
Goodwill	182,291	183,830	179,899	179,660	210,811
Other Intangibles, net	37,710	38,064	37,724	37,837
Deferred Tax Asset	0	0	0	0
Other Assets	9,507	9,510	20,774	20,788
Total Assets	2,004,591	2,064,159	1,958,279	1,973,181
Current Liabilities:
Current maturities of long-term debt	0	0	4,350	2,775
Accounts payable	39,812	24,621	44,715	20,851
Deferred revenue	124,513	86,131	116,132	82,765
Accrued interest	21,119	8,124	11,013	9,986
Accrued taxes	10,176	43,975	8,536	58,958
Accrued salaries, wages and benefits	14,513	18,740	14,427	30,358
Self-insurance reserves	24,811	25,107	25,833	27,063
Other accrued liabilities	18,236	18,796	11,619	9,927
Total current liabilities	253,180	225,494	236,625	242,683
Deferred Tax Liability	87,459	74,798	122,007	104,885
Derivative Liability	2,730	8,722	15,658	17,721
Other Liabilities	11,403	11,684	12,923	13,162
Long-Term Debt:
Revolving credit loans	40,000	0	85,000
Term debt	723,525	723,788	593,197	594,228
Notes	937,257	936,727	940,421	939,983
Total long-term debt	1,700,782	1,660,515	1,618,618	1,534,211
Equity	(50,963)	82,946	(47,552)	60,519	57,009
Total Partners' Equity and Liabilities	2,004,591	2,064,159	1,958,279	1,973,181
June 2014 Notes [Member] | Reportable Legal Entities [Member] | Cedar Fair L.P. (Parent) [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	77,007	80,000
Receivables	0	0	0	0
Inventories	0	0	0	0
Other current assets	69	164	74	173
Total current assets	69	164	74	173
Property and Equipment, net	0	0	0	0
Investment in Park	485,489	588,684	711,257	798,076
Goodwill	674	674	674	674
Other Intangibles, net	0	0	0	0
Deferred Tax Asset	0	0	0	0
Other Assets	0	0	0	0
Total Assets	486,232	589,522	712,005	798,923
Current Liabilities:
Current maturities of long-term debt			0	0
Accounts payable	531,176	497,558	453,329	428,396
Deferred revenue	0	0	0	0
Accrued interest	215	27	864	4,613
Accrued taxes	883	352	1,084	405
Accrued salaries, wages and benefits	0	0	0	0
Self-insurance reserves	0	0	0	0
Other accrued liabilities	3,283	3,406	2,644	2,282
Total current liabilities	535,557	501,343	457,921	435,696
Deferred Tax Liability	0	0	0	0
Derivative Liability	1,638	5,233	9,395	10,633
Other Liabilities	0	0	0	0
Long-Term Debt:
Revolving credit loans	0		0
Term debt	0	0	0	0
Notes	0	0	292,241	292,075
Total long-term debt	0	0	292,241	292,075
Equity	(50,963)	82,946	(47,552)	60,519
Total Partners' Equity and Liabilities	486,232	589,522	712,005	798,923
June 2014 Notes [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	22,114	81,582	4,652	58,178	3,444	5,939
Receivables	785,879	857,205	541,622	576,975
Inventories	37,810	27,828	35,973	24,905
Other current assets	35,895	10,983	27,687	9,833
Total current assets	881,698	977,598	609,934	669,891
Property and Equipment, net	1,439,969	1,403,264	1,410,861	1,363,018
Investment in Park	203,857	234,238	294,228	324,282
Goodwill	119,605	119,605	119,605	119,605
Other Intangibles, net	23,876	23,887	24,418	24,582
Deferred Tax Asset	0	0	0	0
Other Assets	9,468	9,470	18,665	18,680
Total Assets	2,678,473	2,768,062	2,477,711	2,520,058
Current Liabilities:
Current maturities of long-term debt			3,353	2,139
Accounts payable	39,374	18,610	39,854	18,471
Deferred revenue	116,480	79,894	108,759	77,164
Accrued interest	13,127	6,024	1,831	109
Accrued taxes	9,177	73,224	9,113	41,661
Accrued salaries, wages and benefits	0	0	0	0
Self-insurance reserves	12,830	12,542	12,952	13,252
Other accrued liabilities	9,436	10,139	4,904	4,434
Total current liabilities	200,424	200,433	180,766	157,230
Deferred Tax Liability	81,945	81,945	125,350	125,350
Derivative Liability	0	0	0	0
Other Liabilities	10,698	10,811	11,798	11,926
Long-Term Debt:
Revolving credit loans	40,000		85,000
Term debt	596,175	596,351	456,274	456,958
Notes	491,799	491,571	0	0
Total long-term debt	1,127,974	1,087,922	541,274	456,958
Equity	1,257,432	1,386,951	1,618,523	1,768,594
Total Partners' Equity and Liabilities	2,678,473	2,768,062	2,477,711	2,520,058
June 2014 Notes [Member] | Eliminations [Member]
Current Assets:
Cash and cash equivalents	(4,299)	(1,095)	0	(1,025)	0	0
Receivables	(831,103)	(836,241)	(576,483)	(570,989)
Inventories	0	0	0	0
Other current assets	(347)	(29,601)	(1,661)	(1,761)
Total current assets	(835,749)	(866,937)	(578,144)	(573,775)
Property and Equipment, net	0	0	0	0
Investment in Park	(1,891,357)	(2,106,694)	(2,053,480)	(2,260,059)
Goodwill	0	0	0	0
Other Intangibles, net	0	0	0	0
Deferred Tax Asset	(7,150)	(20,956)	(16,616)	(33,303)
Other Assets	0	0	0	0
Total Assets	(2,734,256)	(2,994,587)	(2,648,240)	(2,867,137)
Current Liabilities:
Current maturities of long-term debt			0	0
Accounts payable	(835,402)	(837,336)	(576,483)	(572,014)
Deferred revenue	0	0	0	0
Accrued interest	0	0	0	0
Accrued taxes	(347)	(29,601)	(1,661)	(1,761)
Accrued salaries, wages and benefits	0	0	0	0
Self-insurance reserves	0		0	0
Other accrued liabilities	0	0	0	0
Total current liabilities	(835,749)	(866,937)	(578,144)	(573,775)
Deferred Tax Liability	(7,150)	(20,956)	(16,616)	(33,303)
Derivative Liability	0	0	0	0
Other Liabilities	0	0	0	0
Long-Term Debt:
Revolving credit loans	0		0
Term debt	0	0	0	0
Notes	0	0	0	0
Total long-term debt	0	0	0	0
Equity	(1,891,357)	(2,106,694)	(2,053,480)	(2,260,059)
Total Partners' Equity and Liabilities	(2,734,256)	(2,994,587)	(2,648,240)	(2,867,137)
June 2014 Notes [Member] | Co-Issuer Subsidiary (Magnum) [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	0	382
Receivables	1,232	1,184	1,552	1,409
Inventories	0	0	0	0
Other current assets	1,922	28,297	907	796
Total current assets	3,154	29,481	2,459	2,205
Property and Equipment, net	827	835	835	844
Investment in Park	967,791	1,045,640	852,264	937,626
Goodwill	0	0	0	0
Other Intangibles, net	0	0	0	0
Deferred Tax Asset	7,150	20,956	16,616	33,303
Other Assets	0	0	2,000	2,000
Total Assets	978,922	1,096,912	874,174	975,978
Current Liabilities:
Current maturities of long-term debt			897	572
Accounts payable	302,858	344,410	125,934	145,258
Deferred revenue	0	0	0	0
Accrued interest	143	18	589	3,207
Accrued taxes	0	0	0	18,653
Accrued salaries, wages and benefits	13,777	17,498	13,792	29,227
Self-insurance reserves	10,438	10,947	11,397	12,490
Other accrued liabilities	5,249	5,094	3,907	3,018
Total current liabilities	332,465	377,967	156,516	212,425
Deferred Tax Liability	0	0	0	0
Derivative Liability	1,092	3,489	6,263	7,088
Other Liabilities	705	873	1,125	1,236
Long-Term Debt:
Revolving credit loans	0		0
Term debt	127,350	127,437	123,347	123,672
Notes	0	0	203,256	203,140
Total long-term debt	127,350	127,437	326,603	326,812
Equity	517,310	587,146	383,667	428,417
Total Partners' Equity and Liabilities	978,922	1,096,912	874,174	975,978
June 2014 Notes [Member] | Co-Issuer Subsidiary (Cedar Canada) [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Current Assets:
Cash and cash equivalents	25,073	85,758	29,590	65,563	39,106	45,519
Receivables	74,787	15,574	61,894	28,019
Inventories	2,493	1,891	1,965	1,371
Other current assets	2,459	3,454	3,462	2,229
Total current assets	104,812	106,677	96,911	97,182
Property and Equipment, net	180,303	181,673	176,952	175,358
Investment in Park	234,220	238,132	195,731	200,075
Goodwill	62,012	63,551	59,620	59,381
Other Intangibles, net	13,834	14,177	13,306	13,255
Deferred Tax Asset	0	0	0	0
Other Assets	39	40	109	108
Total Assets	595,220	604,250	542,629	545,359
Current Liabilities:
Current maturities of long-term debt			100	64
Accounts payable	1,806	1,379	2,081	740
Deferred revenue	8,033	6,237	7,373	5,601
Accrued interest	7,634	2,055	7,729	2,057
Accrued taxes	463	0	0	0
Accrued salaries, wages and benefits	736	1,242	635	1,131
Self-insurance reserves	1,543	1,618	1,484	1,321
Other accrued liabilities	268	157	164	193
Total current liabilities	20,483	12,688	19,566	11,107
Deferred Tax Liability	12,664	13,809	13,273	12,838
Derivative Liability	0	0	0	0
Other Liabilities	0	0	0	0
Long-Term Debt:
Revolving credit loans	0		0
Term debt	0	0	13,576	13,598
Notes	445,458	445,156	444,924	444,768
Total long-term debt	445,458	445,156	458,500	458,366
Equity	116,615	132,597	51,290	63,048
Total Partners' Equity and Liabilities	595,220	604,250	542,629	545,359
April 2017 Notes [Member] | Reportable Legal Entities [Member] | Cedar Fair L.P. (Parent) [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	77,007	80,000
Receivables	0	0	0	0
Inventories	0	0	0	0
Other current assets	69	164	74	173
Total current assets	69	164	74	173
Property and Equipment, net	0	0	0	0
Investment in Park	485,489	588,684	711,257	798,076
Goodwill	674	674	674	674
Other Intangibles, net	0	0	0	0
Deferred Tax Asset	0	0	0	0
Other Assets	0	0	0	0
Total Assets	486,232	589,522	712,005	798,923
Current Liabilities:
Current maturities of long-term debt			0	0
Accounts payable	531,176	497,558	453,329	428,396
Deferred revenue	0	0	0	0
Accrued interest	215	27	864	4,613
Accrued taxes	883	352	1,084	405
Accrued salaries, wages and benefits	0	0	0	0
Self-insurance reserves	0	0	0	0
Other accrued liabilities	3,283	3,406	2,644	2,282
Total current liabilities	535,557	501,343	457,921	435,696
Deferred Tax Liability	0	0	0	0
Derivative Liability	1,638	5,233	9,395	10,633
Other Liabilities	0	0	0	0
Long-Term Debt:
Revolving credit loans	0		0
Term debt	0	0	0	0
Notes	0	0	292,241	292,075
Total long-term debt	0	0	292,241	292,075
Equity	(50,963)	82,946	(47,552)	60,519
Total Partners' Equity and Liabilities	486,232	589,522	712,005	798,923
April 2017 Notes [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	0	1,152	673	353	639	405
Receivables	762,874	831,075	521,167	551,757
Inventories	7,149	5,300	6,726	4,014
Other current assets	7,226	1,642	5,982	1,464
Total current assets	777,249	839,169	534,548	557,588
Property and Equipment, net	1,439,969	1,403,264	1,410,861	1,363,018
Investment in Park	203,858	234,237	294,228	324,282
Goodwill	111,217	111,218	111,217	111,218
Other Intangibles, net	23,876	23,887	24,418	24,582
Deferred Tax Asset	0	0	0	0
Other Assets	9,069	9,068	17,425	17,440
Total Assets	2,565,238	2,620,843	2,392,697	2,398,128
Current Liabilities:
Current maturities of long-term debt			0	0
Accounts payable	9,103	5,038	8,968	2,626
Deferred revenue	26,988	20,587	28,093	21,667
Accrued interest	0	0	0	0
Accrued taxes	1,395	67,048	1,550	35,711
Accrued salaries, wages and benefits	0	0	0	0
Self-insurance reserves	2,355	2,386	2,069	2,090
Other accrued liabilities	4,382	4,490	2,187	1,970
Total current liabilities	44,223	99,549	42,867	64,064
Deferred Tax Liability	81,945	81,945	125,350	125,350
Derivative Liability	0	0	0	0
Other Liabilities	10,578	10,691	11,467	11,589
Long-Term Debt:
Revolving credit loans	0		0
Term debt	0	0	0	0
Notes	0	0	0	0
Total long-term debt	0	0	0	0
Equity	2,428,492	2,428,658	2,213,013	2,197,125
Total Partners' Equity and Liabilities	2,565,238	2,620,843	2,392,697	2,398,128
April 2017 Notes [Member] | Eliminations [Member]
Current Assets:
Cash and cash equivalents	(4,299)	(1,095)	0	(1,025)	0	0
Receivables	(831,103)	(836,241)	(576,483)	(570,989)
Inventories	0	0	0	0
Other current assets	(347)	(29,601)	(1,661)	(1,761)
Total current assets	(835,749)	(866,937)	(578,144)	(573,775)
Property and Equipment, net	0	0	0	0
Investment in Park	(3,317,724)	(3,499,454)	(3,344,815)	(3,405,385)
Goodwill	0	0	0	0
Other Intangibles, net	0	0	0	0
Deferred Tax Asset	(7,150)	(20,956)	(16,616)	(33,303)
Other Assets	0	0	0	0
Total Assets	(4,160,623)	(4,387,347)	(3,939,575)	(4,012,463)
Current Liabilities:
Current maturities of long-term debt			0	0
Accounts payable	(835,402)	(837,336)	(576,483)	(572,014)
Deferred revenue	0	0	0	0
Accrued interest	0	0	0	0
Accrued taxes	(347)	(29,601)	(1,661)	(1,761)
Accrued salaries, wages and benefits	0	0	0	0
Self-insurance reserves	0	0	0	0
Other accrued liabilities	0	0	0	0
Total current liabilities	(835,749)	(866,937)	(578,144)	(573,775)
Deferred Tax Liability	(7,150)	(20,956)	(16,616)	(33,303)
Derivative Liability	0	0	0	0
Other Liabilities	0	0	0	0
Long-Term Debt:
Revolving credit loans	0		0
Term debt	0	0	0	0
Notes	0	0	0	0
Total long-term debt	0	0	0	0
Equity	(3,317,724)	(3,499,454)	(3,344,815)	(3,405,385)
Total Partners' Equity and Liabilities	(4,160,623)	(4,387,347)	(3,939,575)	(4,012,463)
April 2017 Notes [Member] | Co-Issuer Subsidiary (Magnum) [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	0	382
Receivables	1,232	1,184	1,552	1,409
Inventories	0	0	0	0
Other current assets	1,922	28,297	907	796
Total current assets	3,154	29,481	2,459	2,205
Property and Equipment, net	827	835	835	844
Investment in Park	967,791	1,045,640	852,264	937,626
Goodwill	0	0	0	0
Other Intangibles, net	0	0	0	0
Deferred Tax Asset	7,150	20,956	16,616	33,303
Other Assets	0	0	2,000	2,000
Total Assets	978,922	1,096,912	874,174	975,978
Current Liabilities:
Current maturities of long-term debt			897	572
Accounts payable	302,858	344,410	125,934	145,258
Deferred revenue	0	0	0	0
Accrued interest	143	18	589	3,207
Accrued taxes	0	0	0	18,653
Accrued salaries, wages and benefits	13,777	17,498	13,792	29,227
Self-insurance reserves	10,438	10,947	11,397	12,490
Other accrued liabilities	5,249	5,094	3,907	3,018
Total current liabilities	332,465	377,967	156,516	212,425
Deferred Tax Liability	0	0	0	0
Derivative Liability	1,092	3,489	6,263	7,088
Other Liabilities	705	873	1,125	1,236
Long-Term Debt:
Revolving credit loans	0		0
Term debt	127,350	127,437	123,347	123,672
Notes	0	0	203,256	203,140
Total long-term debt	127,350	127,437	326,603	326,812
Equity	517,310	587,146	383,667	428,417
Total Partners' Equity and Liabilities	978,922	1,096,912	874,174	975,978
April 2017 Notes [Member] | Co-Issuer Subsidiary (Cedar Canada) [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Current Assets:
Cash and cash equivalents	25,073	85,758	29,590	65,563	39,106	45,519
Receivables	74,787	15,574	61,894	28,019
Inventories	2,493	1,891	1,965	1,371
Other current assets	2,459	3,454	3,462	2,229
Total current assets	104,812	106,677	96,911	97,182
Property and Equipment, net	180,303	181,673	176,952	175,358
Investment in Park	234,220	238,132	195,731	200,075
Goodwill	62,012	63,551	59,620	59,381
Other Intangibles, net	13,834	14,177	13,306	13,255
Deferred Tax Asset	0	0	0	0
Other Assets	39	40	109	108
Total Assets	595,220	604,250	542,629	545,359
Current Liabilities:
Current maturities of long-term debt			100	64
Accounts payable	1,806	1,379	2,081	740
Deferred revenue	8,033	6,237	7,373	5,601
Accrued interest	7,634	2,055	7,729	2,057
Accrued taxes	463	0	0	0
Accrued salaries, wages and benefits	736	1,242	635	1,131
Self-insurance reserves	1,543	1,618	1,484	1,321
Other accrued liabilities	268	157	164	193
Total current liabilities	20,483	12,688	19,566	11,107
Deferred Tax Liability	12,664	13,809	13,273	12,838
Derivative Liability	0	0	0	0
Other Liabilities	0	0	0	0
Long-Term Debt:
Revolving credit loans	0		0
Term debt	0	0	13,576	13,598
Notes	445,458	445,156	444,924	444,768
Total long-term debt	445,458	445,156	458,500	458,366
Equity	116,615	132,597	51,290	63,048
Total Partners' Equity and Liabilities	595,220	604,250	542,629	545,359
April 2017 Notes [Member] | Co-Issuer Subsidiary (Millennium) [Member] | Reportable Legal Entities [Member] | Subsidiary Issuer [Member]
Current Assets:
Cash and cash equivalents	22,114	80,430	3,979	57,825	$ 2,805	$ 5,534
Receivables	23,005	26,130	20,455	25,218
Inventories	30,661	22,528	29,247	20,891
Other current assets	28,669	9,341	21,705	8,369
Total current assets	104,449	138,429	75,386	112,303
Property and Equipment, net	0	0	0	0
Investment in Park	1,426,366	1,392,761	1,291,335	1,145,326
Goodwill	8,388	8,387	8,388	8,387
Other Intangibles, net	0	0	0	0
Deferred Tax Asset	0	0	0	0
Other Assets	399	402	1,240	1,240
Total Assets	1,539,602	1,539,979	1,376,349	1,267,256
Current Liabilities:
Current maturities of long-term debt			3,353	2,139
Accounts payable	30,271	13,572	30,886	15,845
Deferred revenue	89,492	59,307	80,666	55,497
Accrued interest	13,127	6,024	1,831	109
Accrued taxes	7,782	6,176	7,563	5,950
Accrued salaries, wages and benefits	0	0	0	0
Self-insurance reserves	10,475	10,156	10,883	11,162
Other accrued liabilities	5,054	5,649	2,717	2,464
Total current liabilities	156,201	100,884	137,899	93,166
Deferred Tax Liability	0	0	0	0
Derivative Liability	0	0	0	0
Other Liabilities	120	120	331	337
Long-Term Debt:
Revolving credit loans	40,000		85,000
Term debt	596,175	596,351	456,274	456,958
Notes	491,799	491,571	0	0
Total long-term debt	1,127,974	1,087,922	541,274	456,958
Equity	255,307	351,053	696,845	716,795
Total Partners' Equity and Liabilities	$ 1,539,602	$ 1,539,979	$ 1,376,349	$ 1,267,256